Accounting Items that Identify the Compliance with Minimum Cash Requirements (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Minimum Cash Requirement Constitute by Bank
The items recognized by the Bank to constitute the minimum cash requirement effective for December 2024 are listed below, indicating the amounts as of month-end of the related items:

Items	12/31/2024
Cash and deposits in banks
Amounts in BCRA accounts	1,873,887,706
Other debt securities
Government securities computable for the minimum cash requirements	792,039,580
Financial assets delivered as guarantee
Special guarantee accounts with the BCRA	138,595,967

Total	2,804,523,253